Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2012
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents
	Interest Rate as of	December 31,
	December 31, 2012	2012	2011
	%	U.S. Dollars
Cash in hand and in banking institutions		13,790	9,339
Deposits	0.25 - 1.75	4,987	12,529
Restricted		90	317

		18,867	22,185

Cash and Cash Equivalents, Currencies
	December 31,
	2012	2011
	U.S. Dollars
US Dollars	13,933	17,449
New Israeli Shekels	1,742	2,077
Euro	1,476	669
Chinese RMB	1,149	1,243
Other currencies	567	747

	18,867	22,185